Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from offering		$ 1,180,000,000
Related offering expenses		46,700,000
Deferred offering costs			6,000,000
Common stock exchange ratio		226.37%
Contribution to Capitol Federal Foundation		40,000,000
Liquidation account balance	339,300,000
Interest-bearing deposits held at the Federal Reserve Bank	122,400,000	99,900,000
Average daily balance of required reserves at the Federal Reserve Bank	$ 9,200,000	$ 9,300,000
FHLB borrowings threshold percentage of regulatory assets	40.00%
Capitol Federal Savings Bank [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of the Bank's stock owned by the Company		100.00%
Traditional Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	36
In-Store Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	10
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	39 years
Structural Building Components [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Maximum [Member] | Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Minimum [Member] | Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years